Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Commitments and contingencies

16. Commitments and contingencies

Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2024	2025	2026	2027	2028	Thereafter	Total
Long-term debt (1)	$-	$107.5	$-	$117.4	$-	$-	$224.9
Transportation	9.5	7.3	6.1	4.6	3.7	7.8	39.0
Interest obligations	23.3	17.9	14.0	14.0	-	-	69.2
Office lease (existing)	10.0	0.8	-	-	-	-	10.8
Lease liability	1.9	2.0	1.6	1.3	0.7	4.8	12.3
Decommissioning liability	23.4	21.8	20.2	18.7	17.4	71.0	172.5
Total	$68.1	$157.3	$41.9	$156.0	$21.8	$83.6	$528.7

(1)
The 2025 figure includes our syndicated credit facility which has a term-out date of May 2025. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.

Obsidian Energy’s commitments relate to the following:

•
Transportation commitments relate to costs for future pipeline access.
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Interest obligations are the estimated future interest payments related to Obsidian Energy’s debt instruments.
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Office leases pertain to total existing leased office space, which expires in January 2025
•
Lease liabilities pertain to various vehicle, surface lease commitments and the new office lease (begins in 2025) that meet the definition of a lease under IFRS 16.
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The decommissioning liability represents the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of our properties.

The Company is involved in various litigation and claims in the normal course of business and records provisions for claims as required.